                            SUN LIFE OF CANADA (U.S.)
                               VARIABLE ACCOUNT B


                             STATEMENT OF CONDITION
                                 JUNE 30, 1997


ASSETS:
     Investment in MFS/Sun Life Series Trust:
              Money Market Series ("MMS"),
              318,864 shares at $1.00 per share
              (cost $318,864)                                       $  318,864

LIABILITY:

     Payable to sponsor                                                (71,609)
                                                                    -----------

NET ASSETS                                                          $  247,255
                                                                    -----------
                                                                    -----------

APPLICABLE TO OWNERS OF VARIABLE ANNUITY CONTRACTS:

     Deferred contracts (63,923 units at
     $2.99768 per unit)                                             $  191,621
     Reserve for variable annuities                                     55,634
                                                                    -----------

                                                                    $  247,255
                                                                    -----------
                                                                    -----------






                      See notes to financial statements.

                               SUN LIFE OF CANADA (U.S.)
                                  VARIABLE ACCOUNT B

                                STATEMENT OF OPERATIONS

                            SIX MONTHS ENDED JUNE 30, 1997



INVESTMENT INCOME:

     Dividends                                                       $  7,949

EXPENSE:

     Mortality and expense risk charges                                 3,149
                                                                     --------

NET INVESTMENT INCOME                                                $  4,800



NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  4,800
                                                                     --------
                                                                     --------







                           See notes to financial statements.

                             SUN LIFE OF CANADA (U.S.)
                                VARIABLE ACCOUNT B

                        STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
                                                            JUNE 30,
                                                      1997            1996
                                                      ----            ----

OPERATIONS:

     Net investment income                        $   4,800         $  12,089
     Net realized losses                                  0           (29,322)
     Net unrealized gains                                 0            21,971
                                                  ---------         ----------

          Net increase in net assets
            from operations                           4,800             4,738
                                                  ---------         ----------

PARTICIPANT TRANSACTIONS:
     Accumulation activity:

          Redemptions                                (4,502)          (13,840)
                                                  ---------         ----------
          Net accumulation activity                  (4,502)          (13,840)
                                                  ---------         ----------

     Annuitization activity:
          Annuity payments                          (18,486)           (7,367)
          Actuarial adjustment                        1,824            (8,442)
                                                  ---------         ----------

            Net annuitization activity              (16,662)          (15,809)
                                                  ---------         ----------

     Net decrease in net assets from
          participant activity                      (21,164)          (29,649)
                                                  ---------         ----------

NET DECREASE IN NET ASSETS                          (16,364)          (24,911)

NET ASSETS

     Beginning of period                            263,619           300,088
                                                  ---------         ----------
     End of period                                $ 247,255        $  275,177
                                                  ---------         ----------
                                                  ---------         ----------





                           See notes to financial statements.

                         SUN LIFE OF CANADA (U.S.)
                            VARIABLE ACCOUNT B

                       NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

     Sun Life of Canada (U.S.) Variable Account B (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal tax law, investment income and capital gains of the Variable Account are not taxable and, therefore, no provision has been made for federal income taxes.

2.   INVESTMENT VALUATIONS:

     At June 30, 1996, the Variable Account was fully invested in shares of Sun Growth Variable Annuity Fund, Inc. ("SGVA"), an affiliated mutual fund. During 1996, SGVA ceased operations. The Variable Account redeemed all shares of SGVA and at June 30, 1997 is fully invested in shares of MFS/Sun Life Series Trust, Money Market Series ("MMS"). Investment in shares of MMS are recorded at their net asset value. Realized gains and losses on sales of SGVA and MMS are determined on the identified cost basis. Dividend income and capital gain distributions received by MMS are reinvested in additional shares of MMS and are recognized on the ex-dividend date.

3.   MORTALITY AND EXPENSES RISK CHARGES:

     A deduction based on the value of either the variable accumulation units credited to a deferred contract's accumulation account or the annuity units credited to either an immediate or a deferred contract, as the case may be, is made by the Sponsor from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.0% of the respective values.

4.   RESERVE FOR VARIABLE ANNUITIES:

     The reserve for variable annuities (contracts in payment period) has been calculated using the Progressive Annuity Table (for year of birth 1900) with interest equal to the assumed interest rate used in determining the annuity units and the annuity unit values. Separate tables were used for male and female annuitants. Required adjustments to the reserve will be accomplished by transfers to or from the Sponsor.

                         SUN LIFE OF CANADA (U.S.)
                            VARIABLE ACCOUNT B

                 NOTES TO FINANCIAL STATEMENTS (CONTINUED)




5.   CHANGE IN ACCUMULATION UNITS OUTSTANDING:




                                             Six Months
                                               Ended            Year Ended
                                           June 30, 1997    December 31, 1996
                                           -------------    -----------------

     Redeemed during the period                (5,563)            (6,835)
                                             ---------         ----------
       Net decrease in accumulation units      (5,563)            (6,835)

     Units outstanding:
       Beginning of period                     69,486             76,321
                                             ---------         ----------
       End of period                           63,923             69,486
                                             ---------         ----------
                                             ---------         ----------